UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: 0001947608

Progress Residential 2023-SFR1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): ___________

Ariel Amir - (469) 857-8588
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached hereto as Exhibits to this Form ABS-15G/A. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE:

This Form ABS-15G/A amends the Form ABS-15G filed on October 14, 2022 (SEC Accession Number: 0001539497-22-001657) (the “Original Form ABS-15G”) to (1) revise the name of the issuing entity to Progress Residential 2023-SFR1 Trust and (2) file (i) as Exhibit 99.1 hereto the Radian Real Estate Management LLC Certificate of Services Performed, which supersedes Exhibit 99.1 to the Original Form ABS-15G, (ii) as Exhibit 99.2 hereto the Selene Title, LLC HOA Discrepancy Review, which supersedes Exhibit 99.2 to the Original Form ABS-15G, (iii) as Exhibit 99.3 hereto the ClearCapital.com, Inc. Certification of Services Performed, which supersedes Exhibit 99.3 to the Original Form ABS-15G and (iv) as Exhibit 99.4 hereto the Independent Accounts’ Report on Applying Agreed-Upon Procedures, which supersedes Exhibit 99.4 to the Original Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 2, 2023	Progress Residential Depositor 8, LLC
(Depositor)

	By:	/s/ Ariel Amir
Name: Ariel Amir
Title: Authorized Person

EXHIBIT INDEX

99.1	Radian Real Estate Management LLC Certification of Services Performed
99.2	Selene Title, LLC HOA Discrepancy Review
99.3	ClearCapital.com, Inc. Certification of Services Performed
99.4	Independent Accountants’ Report on Applying Agreed-Upon Procedures